CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement benefit adjustments, taxes	$ (43,172)	$ 2,599	$ 35,912
Accumulated Other Comprehensive Income (Loss) [Member]
Retirement benefit adjustments, taxes	$ (43,172)	$ 2,599	$ 35,912